Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥) Investment	Mar. 31, 2022 JPY (¥) Investment	Mar. 31, 2021 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 18,065	¥ 26,075	¥ 83,643
Proceeds from sales of available-for-sale debt securities	323,773	239,250	285,836
Available-for-sale debt securities gross realized gains	7,757	6,493	8,854
Available-for-sale debt securities gross realized losses	8,367	1,236	1,918
Investment funds fair value	¥ 22,874	¥ 19,353
Number of investment securities in an unrealized loss position | Investment	1,208	963
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 10,781	¥ 8,798
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]		Other Assets
Finance revenues	19,906	¥ 12,737	11,870
Accrued Interest Receivables [Member]
Schedule of Investments [Line Items]
Debt securities available-for-sale accrued interest, after allowance for credit loss	0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	16,032	11,709
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	(469)	213	¥ 120
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	6,605	7,644
Available-for-sale Debt Securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 237	¥ 0